Annual Total Returns - Fidelity Freedom® 2055 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2055 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(8.68%)
Annual Return 2019	25.67%
Annual Return 2020	18.46%
Annual Return 2021	16.77%